Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Wells Fargo & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Wells Fargo & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Hartford Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP – T. Rowe Price Large Cap Value Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%